Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment
Schedule of Property and Equipment

(In thousands)	December 31, 2018	December 31, 2019
Servers and network equipment	39,870	39,130
Computer equipment	1,889	1,762
Furniture, fixtures and office equipment	838	806
Motor vehicles	476	406
Leasehold improvements	3,190	6,566
Total original costs	46,263	48,670
Less: Accumulated depreciation	(31,125)	(28,357)
Less: Accumulated impairment	(10)	(4)
Sub-total	15,128	20,309
Construction in progress	6,775	18,461
Total	21,903	38,770

Summary of Depreciation Expense

(In thousands)	December 31, 2017	December 31, 2018	December 31, 2019
Cost of revenues	7,647	5,018	5,198
General and administrative expenses	277	245	317
Sales and marketing expenses	—	1	9
Research and development expenses	24	331	300
Total	7,948	5,595	5,824